PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2013	2014
Cost:
Computers and peripheral equipment	$8,123	$11,596
Office furniture and equipment	100	2,397
Leasehold improvements	118	5,937

Total cost	8,341	19,930
Less: accumulated depreciation	6,152	7,750

Property and equipment, net	$2,189	$12,180